Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AXONIC FUNDS
Entity Central Index Key	0001791032
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000216959
Shareholder Report [Line Items]
Fund Name	Axonic Strategic Income Fund
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Axonic Strategic Income Fund - A for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.axonicfunds.com/funds/daily-fund-axsax/. You can also request this information by contacting us at 833-429-6642.
Additional Information Phone Number	833-429-6642
Additional Information Website	https://www.axonicfunds.com/funds/daily-fund-axsax/
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Axonic Strategic Income Fund - A	$73	1.47%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform the last six months?

The Axonic Strategic Income Fund had another year of strong performance. The Fund returned 4.99% for the twelve-month period ending on April 30, 2026, outperforming the Bloomberg U.S. Aggregate Bond Index which returned 4.06% over the same time period. The Fund’s outperformance of the benchmark was driven by credit spread tightening across most securitized credit markets and a high level of current income relative to traditional fixed income assets.

Performance was driven by credit selection and consistent income generated by the Fund’s holdings across the structured credit universe. The Fund was profitable across the three core areas of focus: Residential Mortgage Backed Securities (RMBS), Commercial Mortgage Backed Securities (CMBS), and Asset Backed Securities (ABS). Although credit spreads tightened throughout the year, structured credit markets continue to offer attractive yields going forward as spreads remain wide of similarly rated corporate credit investments on a historical basis.

Line Graph [Table Text Block]
Table Summary
	Axonic Strategic Income Fund - Class A - Load - $12,891	Bloomberg U.S. Aggregate Bond Index - $9,871
7/16/2020	$9,774.82	$10,000.00
4/30/2021	$10,495.89	$9,784.21
4/30/2022	$10,573.58	$8,951.36
4/30/2023	$10,436.16	$8,913.10
4/30/2024	$11,372.59	$8,782.23
4/30/2025	$12,278.44	$9,486.60
4/30/2026	$12,891.48	$9,871.44

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
	1 Year	5 Year	Since Inception
Class A - NAV (Incep. July 16, 2020)	4.99%	4.20%	4.90%
Class A - Load	2.66%	3.72%	4.48%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	-0.22%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.  Call 1-833-429-6642 for current month-end performance.

Performance Inception Date	Jul. 16, 2020
AssetsNet	$ 3,987,720,630
Holdings Count | Holding	538
Advisory Fees Paid, Amount	$ 16,616,410
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$3,987,720,630 Number of Portfolio Holdings538 Portfolio Turnover Rate32% Advisory Fees Paid$16,616,410
Holdings [Text Block]

ASSET CLASS WEIGHTINGS (as a % of Net Assets)

Table Summary
Value	Value
Residential Mortgage-Backed Securities	29.00%
Asset-Backed Securities	26.65%
Commercial Mortgage-Backed Securities	25.23%
Short Term Investments	10.20%
Government Bonds	9.49%
Bank Loans	2.39%
Corporate Bonds	0.32%
Preferred Stocks	0.21%
Convertible Corporate Bonds	0.11%
Common Stocks	0.01%
Cash, Cash Equivalents, & Other Net Assets	(3.61)%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (as a % of Net Assets)

Table Summary
Top 10	Top 10
U.S. Treasury Note 3.88%, due 08/15/2034	6.08%
U.S. Treasury Note 4.63%, due 02/15/2035	2.56%
RCO X Mortgage LLC, Series 2025-5, Class A1	1.03%
U.S. Treasury Bond 4.25%, due 05/15/2035	0.85%
RCO IX Mortgage LLC, Series 2025-4, Class A1	0.84%
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2026-RTL1, Class A1	0.81%
INTOWN Mortgage Trust, Series 2025-STAY, Class D	0.70%
MCR Mortgage Trust, Series 2024-TWA, Class E	0.65%
FREMF Mortgage Trust, Series 2019-KL05, Class CP	0.64%
RCO X Mortgage LLC, Series 2026-1, Class A1	0.61%
Top Ten Holdings	14.77%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund Changes during the reporting period.
C000216960
Shareholder Report [Line Items]
Fund Name	Axonic Strategic Income Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Axonic Strategic Income Fund - I for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.axonicfunds.com/funds/daily-fund/. You can also request this information by contacting us at 833-429-6642.
Additional Information Phone Number	833-429-6642
Additional Information Website	https://www.axonicfunds.com/funds/daily-fund/
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Axonic Strategic Income Fund - I	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform the last six months?

The Axonic Strategic Income Fund had another year of strong performance. The Fund returned 5.38% for the twelve-month period ending on April 30, 2026, outperforming the Bloomberg U.S. Aggregate Bond Index which returned 4.06% over the same time period. The Fund’s outperformance of the benchmark was driven by credit spread tightening across most securitized credit markets and a high level of current income relative to traditional fixed income assets.

Performance was driven by credit selection and consistent income generated by the Fund’s holdings across the structured credit universe. The Fund was profitable across the three core areas of focus: Residential Mortgage Backed Securities (RMBS), Commercial Mortgage Backed Securities (CMBS), and Asset Backed Securities (ABS). Although credit spreads tightened throughout the year, structured credit markets continue to offer attractive yields going forward as spreads remain wide of similarly rated corporate credit investments on a historical basis.

Line Graph [Table Text Block]
Table Summary
	Axonic Strategic Income Fund - Class I - $12,931	Bloomberg U.S. Aggregate Bond Index - $10,555
12/30/2019	$10,000.00	$10,000.00
4/30/2020	$9,140.00	$10,489.72
4/30/2021	$10,308.57	$10,461.69
4/30/2022	$10,426.91	$9,571.18
4/30/2023	$10,339.68	$9,530.27
4/30/2024	$11,335.26	$9,390.34
4/30/2025	$12,271.10	$10,143.48
4/30/2026	$12,931.36	$10,554.97

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
	1 Year	5 Year	Since Inception
Class I (Incep. December 30, 2019)	5.38%	4.64%	4.14%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	0.86%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.  Call 1-833-429-6642 for current month-end performance.

Performance Inception Date	Dec. 30, 2019
AssetsNet	$ 3,987,720,630
Holdings Count | Holding	538
Advisory Fees Paid, Amount	$ 16,616,410
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$3,987,720,630 Number of Portfolio Holdings538 Portfolio Turnover Rate32% Advisory Fees Paid$16,616,410
Holdings [Text Block]

ASSET CLASS WEIGHTINGS (as a % of Net Assets)

Table Summary
Value	Value
Residential Mortgage-Backed Securities	29.00%
Asset-Backed Securities	26.65%
Commercial Mortgage-Backed Securities	25.23%
Short Term Investments	10.20%
Government Bonds	9.49%
Bank Loans	2.39%
Corporate Bonds	0.32%
Preferred Stocks	0.21%
Convertible Corporate Bonds	0.11%
Common Stocks	0.01%
Cash, Cash Equivalents, & Other Net Assets	(3.61)%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (as a % of Net Assets)

Table Summary
Top 10	Top 10
U.S. Treasury Note 3.88%, due 08/15/2034	6.08%
U.S. Treasury Note 4.63%, due 02/15/2035	2.56%
RCO X Mortgage LLC, Series 2025-5, Class A1	1.03%
U.S. Treasury Bond 4.25%, due 05/15/2035	0.85%
RCO IX Mortgage LLC, Series 2025-4, Class A1	0.84%
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2026-RTL1, Class A1	0.81%
INTOWN Mortgage Trust, Series 2025-STAY, Class D	0.70%
MCR Mortgage Trust, Series 2024-TWA, Class E	0.65%
FREMF Mortgage Trust, Series 2019-KL05, Class CP	0.64%
RCO X Mortgage LLC, Series 2026-1, Class A1	0.61%
Top Ten Holdings	14.77%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund Changes during the reporting period.